Guggenheim Russell BRIC Equal Weight ETF (Prospectus Summary) | Guggenheim Russell BRIC Equal Weight ETF
Guggenheim Russell BRIC Equal Weight ETF
INVESTMENT OBJECTIVE
The investment objective of the Guggenheim Russell BRIC Equal Weight ETF (the
"Fund") is to correspond, before fees and expenses, to the price and yield performance of the Russell Brazil, Russia, India and China (BRIC) Equal Weight
Index Total Return (the "Underlying Index").
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors also will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table or the Example.
SHAREHOLDER FEES (fees paid directly from your investment) None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Guggenheim Russell BRIC Equal Weight ETF
Management Fees		0.90%
Distribution (12b-1) Fees		none
Other Expenses	[1]	none
Total Annual Fund Operating Expenses		0.90%
[1]	Other expenses are estimated to be less than 0.01% for the fiscal year ending October 31, 2012.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. The Example does not take into account brokerage commissions that you pay when purchasing or selling shares of the Fund. If the commissions were included in the Example, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Guggenheim Russell BRIC Equal Weight ETF	92	287

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance.
PRINCIPAL INVESTMENT STRATEGIES
The Fund uses a passive management strategy, known as "representative sampling,"
to track the performance of the Underlying Index. "Representative sampling"
refers to an indexing strategy that generally involves investing in a representative sample of securities or financial instruments, primarily consisting of American Depositary Receipts ("ADRs") and Global Depositary
Receipts ("GDRs"), that has an investment profile similar to the Underlying
Index and some, but not all, of the component securities of the Underlying
Index. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in the equity securities included in the Underlying Index. The Fund may hold up to 20% of its assets in securities not included in or representative of the Underlying Index. The
Advisor expects that, over time, if the Fund has sufficient assets, the correlation between the Fund's performance, before fees and expenses, and that of the Underlying Index will be 95% or better. A figure of 100% would indicate perfect correlation.

The Russell Brazil, Russia, India and China (BRIC) Equal Weight Index is an
unmanaged equal-weighted version of the Russell BRIC Index, which measures the performance of the investable securities in Brazil, Russia, India and China and
other emerging markets, with capitalizations ranging from $      billion to
$      billion as of       , 2012. Both Indices are denominated in U.S. dollars.
In general, the equal weighting provided by the Underlying Index provides equal representation for all securities at the Underlying Index's rebalance interval(s), thereby providing broader exposure to the majority of securities in the Underlying Index than typically may be found in the Underlying Index's market capitalization weighted counterpart. To the extent the Underlying Index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.
PRINCIPAL RISKS
As with all exchange-traded funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value or liquidity of its shares, including:

Currency Risk. Indirect and direct exposure to foreign currencies subjects the
Fund to the risk that those currencies will decline in value relative to the
U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.

Depositary Receipt Risk. The Fund may hold the securities of non-U.S. companies in the form of ADRs and GDRs. The underlying securities of the ADRs and GDRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs and GDRs may change materially when the
U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Early Closing Risk. An unanticipated early closing of the NYSE Arca, Inc. (the
"Exchange") may result in a shareholder's inability to buy or sell shares of the
Fund on that day.

Emerging Markets Risk. Certain of the Fund's investments will expose the Fund's portfolio to the risks of investing in emerging markets. Emerging markets, which consist of countries or markets with low to middle income economies as classified by the World Bank and other countries or markets with similar characteristics as determined by the Advisor, can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.

Energy Sector Concentration Risk. To the extent that the Fund's investments are concentrated in the energy sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of energy sector companies also may fluctuate widely in response to such events.

Foreign Issuer Exposure Risk. The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and GDRs, which are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Geographic Concentration Risk. To the extent that the Fund's investments are concentrated in a particular country or region, the Fund will be susceptible to loss due to adverse market, political, regulatory, and geographic events affecting that country or region. The Fund's exposure generally will be concentrated in a particular country or region to the same extent as the
Underlying Index. The Fund has concentrated investment exposure to the countries listed below.

  Brazil. While one of the largest economies in the world based on nominal GDP,
  Brazil's economy has experienced periods of high volatility and economic instability due in part to persistent inflation and currency devaluation.

  China. The Chinese economy rivals that of the United States and continues to be considered the world's fastest growing economy. However, it is generally considered an emerging market and is vulnerable to economic and political conditions and policy in China and surrounding Asian countries. Many attributes of the Chinese economy are markedly different from those that characterize the
  United States, including the extensive involvement of the Chinese government in the operation of the economy.

  India. India and certain countries in the India region are either comparatively underdeveloped or in the process of becoming developed and are thus more vulnerable to economic, political, and social instability than more developed nations.

  Russia. Russian securities markets are substantially smaller, less liquid and more volatile than the securities markets in the United States, with a few issuers representing a large percentage of market capitalization and trading volume.

Large-Capitalization Securities Risk. The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Market Risk. The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their price, and therefore the Fund's value, to fluctuate over time.

Mid-Capitalization and Small-Capitalization Securities Risk. The Fund is subject to the risk that small and medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk. The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Passive Investment Risk. The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the
Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Tracking Error Risk. The Advisor may not be able to cause the Fund's performance to match or correlate to that of the Fund's Underlying Index, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the Underlying Index, rounding of share prices, changes to the composition of the Underlying Index, regulatory policies, and high portfolio turnover rate all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

Trading Halt Risk. Secondary market trading in Fund shares may be halted by the
Exchange because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund.

Trading Risk. Shares may trade below their net asset value ("NAV"). The NAV of shares will fluctuate with changes in the market value of the Fund's holdings.
In addition, although the Fund's shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.
PERFORMANCE INFORMATION
A comparison of the Fund's performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund;
however, the Fund is new and, therefore, does not have a performance history. Of course, once the Fund has performance, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Following its completed first quarter of operations, updated performance information will be available on the Fund's website at www.rydex-sgi.com or by
calling Rydex|SGI Client Services at 800-820-0888.